Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged (Parenthetical) (Details) - CAD ($) $ in Billions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Assets pledged and that the counterparty can subsequently repledge	$ 52.3	$ 56.1